Cover	May 01, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 01, 2026
Entity File Number	001-43258
Entity Registrant Name	Mountain Crest Acquisition 6 Corp
Entity Central Index Key	0002109876
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	524 Broadway
Entity Address, Address Line Two	11th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10012
City Area Code	(646)
Local Phone Number	493-6558
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one ordinary share and one right to receive one-fourth (1/4) of one ordinary share
Title of 12(b) Security	Units, each consisting of one ordinary share and one right to receive one-fourth (1/4) of one ordinary share
Trading Symbol	MCAHU
Security Exchange Name	NASDAQ
Ordinary shares, par value $0.0001 per share
Title of 12(b) Security	Ordinary shares, par value $0.0001 per share
Trading Symbol	MCAH
Security Exchange Name	NASDAQ
Rights, each right entitling the holder to receive one-fourth (1/4) of one ordinary share
Title of 12(b) Security	Rights, each right entitling the holder to receive one-fourth (1/4) of one ordinary share
Trading Symbol	MCAHR
Security Exchange Name	NASDAQ